SUPPLEMENT DATED AUGUST 1, 2003 TO THE
                         TRAVELERS LIFE AND ANNUITY PREMIER ADVISERS III ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements the information in the Travelers Life and Annuity Premier Advisers III Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Examples table in the Fee Table section is replaced in its entirety with the following:

                                                         IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                                END OF PERIOD SHOWN:          ANNUITIZED AT THE END OF PERIOD SHOWN:
                                                        ------------------------------------- --------------------------------------
                                                          1        3        5        10         1        3         5        10
FUNDING OPTION                                           YEAR    YEARS    YEARS     YEARS      YEAR    YEARS     YEARS     YEARS
--------------                                          ------   -----    -----     -----      ----    -----     -----     -----
GREENWICH STREET SERIES FUND
         Salomon Brothers Variable Emerging
           Growth Fund--
         Class I Shares                                  1035     1813     2603      4481       435     1313      2203      4481
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
         All Cap Fund-- Class I                           977     1645     2332      3988       377     1145      1932      3988
         High Yield Bond Fund-- Class I                  1031     1802     2585      4449       431     1302      2185      4449
         Investors Fund-- Class I                         961     1598     2257      3848       361     1098      1857      3848
         Large Cap Growth Fund-- Class I                 1896     4065     5863      8960      1296     3565      5463      8960
         Small Cap Growth Fund-- Class I                 1009     1739     2485      4268       409     1239      2085      4268
         Strategic Bond Fund-- Class I                    981     1656     2350      4022       381     1156      1950      4022
SCUDDER VARIABLE SERIES I
         Growth & Income Portfolio-- Class B              977     1645     2332      3988       377     1145      1932      3988
SCUDDER VARIABLE SERIES II
         Scudder International Select
           Equity Portfolio--
      Class B                                            1004     1725     2462      4226       404     1225      2062      4226
THE TRAVELERS SERIES TRUST
         Equity Income Portfolio                          964     1607     2271      3875       364     1107      1871      3875
         Large Cap Portfolio                              965     1610     2275      3883       365     1110      1875      3883
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
         Active International Allocation Portfolio,
           Class I                                       1076     1931     2792      4813       476     1431      2392      4813
         Core Plus Fixed Income Portfolio, Class II       988     1676     2383      4082       388     1176      1983      4082
         Emerging Markets Equity Portfolio, Class I      1071     1917     2769      4774       471     1417      2369      4774
         Equity and Income Portfolio, Class II           1044     1839     2644      4554       444     1339      2244      4554
         Equity Growth Portfolio, Class I                 975     1639     2322      3970       375     1139      1922      3970
         Global Franchise Portfolio Class II Shares      1055     1873     2698      4649       455     1373      2298      4649
         Global Value Equity Portfolio, Class I          1006     1731     2471      4243       406     1231      2071      4243
         Mid Cap Growth Portfolio, Class I               1007     1734     2475      4251       407     1234      2075      4251
         Small Company Growth Portfolio, Class II        1055     1873     2698      4649       455     1373      2298      4649
         U.S. Mid Cap Core Portfolio, Class I             992     1688     2402      4116       392     1188      2002      4116
         U.S. Real Estate Securities Portfolio,
           Class I                                        992     1688     2402      4116       392     1188      2002      4116
         Value Portfolio, Class I                         976     1642     2327      3979       376     1142      1927      3979
TRAVELERS SERIES FUND INC.
         AIM Capital Appreciation Portfolio               965     1610     2275      3883       365     1110      1875      3883
         MFS Total Return Portfolio                       963     1604     2266      3866       363     1104      1866      3866
VAN KAMPEN LIFE INVESTMENT TRUST
         Comstock Portfolio Class II Shares               974     1636     2318      3962       374     1136      1918      3962
         Emerging Growth Portfolio Class II Shares        983     1662     2360      4039       383     1162      1960      4039
         Enterprise Portfolio Class II Shares             972     1630     2308      3944       372     1130      1908      3944
         Government Portfolio Class II Shares             973     1633     2313      3953       373     1133      1913      3953
         Growth and Income Portfolio Class II Shares      976     1642     2327      3979       376     1142      1927      3979
         Money Market Portfolio Class II Shares           976     1642     2327      3979       376     1142      1927      3979
VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund(R)Portfolio-- Service Class 2         973     1633     2313      3953       373     1133      1913      3953
VARIABLE INSURANCE PRODUCTS FUND III
         Mid Cap Portfolio-- Service Class 2              975     1639     2322      3970       375     1139      1922      3970

                                                                         L-23020